Discontinued Operations (Details Narrative) - Photomedex, Inc. [Member] - USD ($) $ in Thousands			12 Months Ended
	Jun. 22, 2015	Feb. 02, 2015	Dec. 31, 2015
Gain (loss) from discontinued operation, net of tax			$ 9,410
XTRAC And VTRAC [Member]
Cash consideration from sale of business	$ 42,500
Net proceeds from sale of business	$ 41,000
Gain (loss) from discontinued operation, net of tax			9,410
Income tax expense on sale of discontinuing operations			5,447
Revenues from discontinued operations			14,669
Income (loss) from discontinued operations			5,042
Interest expense from discontinued operations			2,289
Stock compensation from discontinued operations			1,684
LCA Vision Inc [Member]
Cash consideration from sale of business		$ 40,000
Net proceeds from sale of business		$ 36,500
Gain (loss) from discontinued operation, net of tax			1,708
Stock compensation from discontinued operations			$ 2,345